Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Disclosure of Share-based Compensation Arrangements, Assumptions Used

The following weighted average assumptions were used to value options granted in the periods indicated.

	2014	2013	2012
Expected life of options	7 years	7 years	7 years
Risk-free interest rate	2.14%	1.41%	1.78%
Expected volatility	21.39%	21.57%	22.12%
Expected dividend yield	4.83%	4.91%	4.86%